Offerings - Offering: 1	Aug. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	13,453,613
Proposed Maximum Offering Price per Unit	25.56
Maximum Aggregate Offering Price	$ 343,874,348.28
Fee Rate	0.01381%
Amount of Registration Fee	$ 47,489.05
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), The Macerich Company (the "Company") initially deferred payment of the registration fee for the registration statement on Form S-3 filed August 5, 2026 (File No. 333-297985) (the "Registration Statement") and this "Calculation of Filing Fee" table shall be deemed to update the "Calculation of Filing Fee" table filed as Exhibit 107 to the Registration Statement. Pursuant to Rule 416 under the Securities Act, the Registration Statement also covers such additional shares as may hereafter be offered or issued by the Company with respect to the shares registered hereby resulting from stock splits, stock dividends, recapitalizations or similar capital adjustments. Calculated solely for the purpose of computing the registration fee pursuant to Rule 457(c) under the Securities Act based on the average of the high and low sales prices of the Company's common stock as reported on the New York Stock Exchange on July 31, 2026.